Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and dividend income:
Interest and fees on loans		$ 220,846	$ 205,600	$ 187,456
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises		2,159	3,213	2,805
State and political subdivisions		1	1	2
Mortgage-backed securities and collateralized mortgage obligations-residential		6,169	5,760	6,146
Corporate bonds		1,271	1,557	1,987
Small Business Administration-guaranteed participation securities		296	368	437
Other		30	13	10
Total interest and dividends on securities available for sale		9,926	10,912	11,387
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential		213	254	296
Total interest on held to maturity securities		213	254	296
Federal Home Loan Bank stock		531	604	500
Interest on federal funds sold and other short-term investments		27,900	25,946	26,567
Total interest and dividend income		259,416	243,316	226,206
Interest expense:
Interest on deposits		89,549	90,586	53,352
Interest on short-term borrowings		894	791	1,009
Total interest expense		90,443	91,377	54,361
Net interest income		168,973	151,939	171,845
Provision for credit losses		1,600	2,000	1,250
Net interest income after provision for credit losses		167,373	149,939	170,595
Noninterest income:
Trustco Financial Services income		7,855	7,247	6,425
Fees for services to customers		9,532	9,852	10,648
Net gain on equity securities	[1]	0	1,383	0
Other		1,558	1,352	1,242
Total noninterest income		18,945	19,834	18,315
Noninterest expense:
Salaries and employee benefits		48,739	48,149	51,242
Net occupancy expense		18,134	17,820	17,427
Equipment expense		8,019	7,889	7,610
Professional services		6,266	6,675	6,245
Outsourced services		9,752	10,858	10,039
Advertising expense		1,584	1,803	1,878
FDIC and other insurance expense		4,511	4,116	4,300
Other real estate expense, net		719	770	524
Other		7,780	7,647	12,032
Total noninterest expense		105,504	105,727	111,297
Income before income taxes		80,814	64,046	77,613
Income taxes		19,677	15,213	18,967
Net income		$ 61,137	$ 48,833	$ 58,646
Earnings per share:
Basic (in Dollars per share)		$ 3.26	$ 2.57	$ 3.08
Diluted (in Dollars per share)		$ 3.25	$ 2.57	$ 3.08

[1]	Not within the scope of ASC 606.